EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Earnings per share [Table Text Block]
	2017	2016
Net income (loss) available to common shareholders for basic
and diluted earnings per share	$3,380	$(1,515)
Weighted average number of common shares outstanding – basic	14,806,020	15,219,283
Effect of dilutive securities	14,293	-
Weighted average number of common shares outstanding –
diluted	14,820,313	15,219,283
Earnings (loss) per share - reported
Basic	$0.23	$(0.10)
Diluted	$0.23	$(0.10)